[USAA(R) logo appears here.]







                    USAA S&P 500
                           INDEX Fund






                            [Image appears here.]








                   Semiannual Report

-------------------------------------------------
JUNE 30, 2001

Table of CONTENTS
--------------------------------------------------------------------------------

      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              7

      MANAGER'S COMMENTARY ON THE FUND                                 9

      PORTFOLIO HIGHLIGHTS                                            13

      SHAREHOLDER VOTING RESULTS                                      15

      FINANCIAL INFORMATION

         USAA S&P 500 INDEX FUND:

         Statement of Assets and Liabilities                          17

         Statement of Operations                                      18

         Statements of Changes in Net Assets                          19

         Financial Highlights                                         20

         Notes to Financial Statements                                21

         EQUITY 500 INDEX PORTFOLIO:

         Schedule of Portfolio Investments                            26

         Statement of Assets and Liabilities                          33

         Statement of Operations                                      34

         Statements of Changes in Net Assets                          35

         Financial Highlights                                         36

         Notes to Financial Statements                                37

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
        EQUITY                      MONEY MARKET                  INDEX
--------------------------------------------------------------------------------
  Aggressive Growth*                Money Market          Extended Market Index

    Capital Growth            Tax Exempt Money Market      Global Titans Index

   Emerging Markets         Treasury Money Market Trust      Nasdaq-100 Index

  First Start Growth             State Money Market           S&P 500 Index

        Gold
                           -----------------------------------------------------
       Growth                       TAXABLE BOND            ASSET ALLOCATION
                           -----------------------------------------------------
   Growth & Income                   GNMA Trust             Balanced Strategy

    Income Stock             High-Yield Opportunities      Cornerstone Strategy

    International                      Income            Growth and Tax Strategy

 Science & Technology         Intermediate-Term Bond          Growth Strategy

   Small Cap Stock                Short-Term Bond             Income Strategy

        Value
                           -----------------------------
    World Growth                  TAX-EXEMPT BOND
                           -----------------------------
                                    Long-Term

                                Intermediate-Term

                                   Short-Term

                                State Bond/Income
--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

* CLOSED TO NEW INVESTORS.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION


               Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this practice eliminates duplicate copies, saving paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:


               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours


               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA S&P 500 INDEX FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.


               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2001, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT


[Photograph of the President and Vice
Chairman of the Board, Christopher W.
Claus, appears here.]                     "WE AT USAA INVESTMENTS ARE
                                              ENCOURAGED BY EVENTS
                                        DESIGNED TO POSITION THE ECONOMY
                                             FOR BETTER DAYS AHEAD."

--------------------------------------------------------------------------------

               We're more than halfway through 2001, and probably every one of us has asked at some point, When are we going to see the markets improve?

               That's not an easy question to answer. It's been a challenging time since the first signs of market decline surfaced in April 2000. We have survived poor market conditions for well over a year now. Currently, we believe the market is looking for evidence that the economy has truly bottomed out and is start-ing to recover. As of this writing, the market hasn't found this evidence. We think that, understandably, the market still has a healthy skepticism about the state of our economy.

               However, history has shown that poor markets do not last forever. Although no one can truly predict the end to the current slump, we at USAA Investments are encouraged by events designed to position the economy for better days ahead.

 ...CONTINUED
--------------------------------------------------------------------------------

               We hope to see some of the stimulative effects of the six interest rate cuts made by the Federal Reserve Board (the Fed) during the first half of 2001. We should start to see the Fed's interest rate cuts work through the economy in the form of growth in the gross domestic product (GDP), lower unemployment levels, and a boost in consumer confidence. Although we believe we are close to the trough in rate decreases, we expect that the Fed may reduce rates another 25 basis points at the August meeting of the Federal Open Market Committee.

               Another factor in potential economic recovery is the aggressive tax relief plan launched by the federal government. As of this writing, income tax rebates had already hit many consumers' mailboxes. Reduced tax withholding rates for 2001 are already showing up in paychecks.

               Overall, if these economic stimulators are successful, we could see some moderate growth in the economy that would translate into improved corporate earnings. Increased earnings will be the key to turning the market's outlook from pessimistic to optimistic. We hope to see a return to an up cycle within nine months to a year and a rebound in the equity markets to their historical average returns of 8% to 12%. The chief factor that, in our view, could slow a recovery is the lull in capital spending by corporations. If this lull persists, it will continue to make life tough for technology companies and other related industries. In short, the technology slump will continue until corporate America sees improvements in business activity and gains enough confidence to start spending on technology again.

6

 ...CONTINUED
--------------------------------------------------------------------------------
                               from the PRESIDENT


               Thank you for choosing to invest in USAA index funds. Integrating USAA index funds with actively managed mutual funds is an excellent way to construct a balanced portfolio for all economic conditions.

               As always, we appreciate your business. We'll work hard to continue to earn your trust.

               Sincerely,

               \s\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING. - PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW


USAA S&P 500 INDEX FUND


OBJECTIVE
--------------------------------------------------------------------------------

               Seeks to match, before fees and expenses, the performance of the S&P 500 Index.


 INVESTMENT INSTRUMENTS
--------------------------------------------------------------------------------

               Invests all assets in the Equity 500 Index Portfolio (Equity 500 Portfolio), a separately registered investment company advised by Deutsche Asset Management, Inc. with a substantially similar investment objective as the Fund; at least 80% of the Portfolio's assets will be invested in stocks of companies included in the S&P 500 Index.

--------------------------------------------------------------------------------
                                            6/30/01             12/31/00
--------------------------------------------------------------------------------
  Net Assets                           $2,930.3 Million     $2,985.5 Million
  Net Asset Value Per Share                 $18.44               $19.91

--------------------------------------------------------------------------------
                  Average Annual Total Returns as of 6/30/01
--------------------------------------------------------------------------------
 12/31/00 TO 6/30/01*      1 YEAR       5 YEARS      SINCE INCEPTION ON 5/1/96
        -6.87%             -15.01%     14.28%**              14.78%**


               * TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

               ** INCLUDES THE $10 ANNUAL  MAINTENANCE FEE THROUGH  DECEMBER 31,
                  1996.

               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


                        CUMULATIVE PERFORMANCE COMPARISON
                        ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA S&P 500 Index Fund to the S&P 500 Index for the period of 05/02/1996 through 6/30/2001. The data points from the graph are as follows:

                    USAA S&P 500
                     INDEX FUND              S&P 500 INDEX
                   --------------            -------------

05/02/1996             $10,000                 $10,000
06/30/1996              10,442                  10,467
12/31/1996              11,669                  11,688
06/30/1997              14,057                  14,095
12/31/1997              15,523                  15,585
06/30/1998              18,249                  18,345
12/31/1998              19,966                  20,039
06/30/1999              22,402                  22,519
12/31/1999              24,094                  24,252
06/30/2000              23,956                  24,149
12/31/2000              21,861                  22,046
06/30/2001              20,361                  20,572

DATA FROM 5/2/96* THROUGH 6/30/01.


               The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund so closely tracks the S&P 500 Index that the difference is barely visible on the graph. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

               S&P 500(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. THE USAA S&P 500 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


               * DATE THE FUND INITIALLY  INVESTED IN SECURITIES  REPRESENTED BY
                 THE INDEX.

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


USAA S&P 500 INDEX FUND


               The period ending June 30, 2001, continued one of the worst periods in the U.S. equity markets. After declining 11.85% in the first quarter of 2001, the S&P 500 Index rebounded in the second quarter, rising 5.85%. At the end of the period, the index returned -6.69% and the Fund returned -6.87%.


FIRST-QUARTER REVIEW
--------------------------------------------------------------------------------

               First-quarter performance was a continuation of the sharp downturn that began in 2000. The market's performance resulted in the worst quarterly returns for the S&P 500 Index since the third quarter of 1990 and the worst start to a year since the 16.9% decline during the first quarter of 1939. A sharp inventory correction in technology and telecommunication companies sparked a decline that broadened to affect most industries during the first quarter, despite the Federal Reserve Board's (the Fed's) three interest rate cuts totaling 150 basis points. Companies in many of the economic sectors were hurt as earnings estimates continued to be cut throughout the quarter. Although 2000's negative performance was concentrated in large-capitalization technology and telecommunication issues, the first quarter of the period saw a much wider negative impact: 328 issues declined; only 171 advanced; and one remained unchanged. Following the trend of last year, value stocks continued to outperform growth stocks during the quarter.




               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO THE BOTTOM OF PAGE 8 FOR THE S&P 500 INDEX DEFINITION.

10

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


               Sector performance was generally negative across the board, with the best performance attributed to the transportation and consumer cyclicals sectors, up less than 1% each. Technology led declining sectors with a drop of 24.72%. This sector accounted for almost one-half of the S&P 500 Index's performance over the quarter, followed by health care and capital goods, down 15.15% and 13.68%, respectively. Advanced Micro Devices (up 92.1%), Dillard Department Stores (up 85.7%), and Kmart (up 76.9%) were the best performers. The worst stock performers all came from the information technology and telecommunication services sectors. Applied Micro Circuits (down 78%), Network Appliance (down 73.8%), and QLogic (down 70.8%) led declining issues.

               Index additions and deletions were relatively light after the record number of changes in 2000. There were six changes in the S&P 500 Index during the first quarter, well off last year's pace of 58 changes over the course of the year. In addition, the quarterly index rebalance that took place on March 16 was the smallest in quite some time in terms of turnover percentage.


SECOND-QUARTER REVIEW
--------------------------------------------------------------------------------

               After the sharp decline of the first quarter, equity markets rebounded in the second quarter for the first positive quarterly performance since first quarter 2000. Equities performed better as the Fed continued its policy of monetary easing in an effort to stimulate the economy. The Fed lowered rates three more times during the quarter by a total of 125 basis points. The Fed made a total of six interest rate reductions during the semiannual

 ...CONTINUED
--------------------------------------------------------------------------------

               period in its quest to offset the slowdown. This quarter, small- and mid-cap stocks performed better than large-cap stocks. During this same period, large-cap growth stocks outperformed large-cap value stocks for the first time since second quarter 2000.

               Sector performance was much more balanced than in the first quarter, with the best performance coming from a rebound in capital goods (up 12.05%) and technology (up 11.89%). These two sectors accounted for more than one-half of this quarter's performance. The worst-performing sector was utilities, with a decline of 8.81%. The technology sector regained its position as the largest weight in the S&P 500 Index because of the stronger performance of technology stocks relative to interest-sensitive issues. The technology sector accounted for 19.4% of the market capitalization, followed by financials at 17.9%. Best-performing stocks included QLogic, one of the worst performers last quarter (up 186.4%), Peoplesoft (up 110.1%), and Cabletron Systems (up 77.1%). The worst stock performers all came from the information technology and telecommunication services sectors. Tellabs (down 52.4%), Lucent Technologies (down 37.8%), and Global Crossing (down 36%) led declining issues.

               Index additions and deletions continued the first quarter's moderate pace, with eight additional changes for a total of 15 at the end of the semiannual period. During the quarterly rebalance of the index that occurred on June 15, turnover accounted for only 37 basis points each way.


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 26-32.

12

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


STOCK MARKET OUTLOOK
--------------------------------------------------------------------------------

               The equity markets must still contend with a weak near-term profit outlook, as sluggish growth and narrowing profit margins continue to weigh heavily on bottom lines. Profit margins are being squeezed because unit labor costs are accelerating as compensation remains firm and productivity slows. Firms are having trouble passing these costs on to consumers as demand slips. The conditions in the equity market should start to improve as the economy rebounds, but the nirvana that propelled equity returns in the late 1990s is not apt to reemerge. If the United States is unable to return fully to the elevated growth rates of recent years, the revival in the equity market could be limited to trendlike gains.

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


                  ---------------------------------------------
                             TOP 10 EQUITY HOLDINGS
                             (% of Net Assets of the
                           Equity 500 Index Portfolio)
                  ---------------------------------------------

                  General Electric Co.                    4.31%

                  Microsoft Corp.                         3.50%

                  Exxon Mobil Corp.                       2.68%

                  Citigroup                               2.37%

                  Pfizer, Inc.                            2.25%

                  AOL Time Warner, Inc.                   2.11%

                  Wal-Mart Stores, Inc.                   1.95%

                  American International Group, Inc.      1.77%

                  Intel Corp.                             1.76%

                  International Business Machines Corp.   1.75%

                  ---------------------------------------------

14

 ...CONTINUED
--------------------------------------------------------------------------------
                                   HIGHLIGHTS





                                SECTOR ALLOCATION
                                     6/30/01
                     (% of Market Value of Total Investments
                       in the Equity 500 Index Portfolio)




A pie chart is shown here depicting the Sector Allocation Percent of Market Value of Total Investments as of June 30, 2001 in the Equity 500 Index Portfolio to be:

Information Technology - 18.45%; Financials - 17.98%; Consumer - Discretionary - 13.30%; Health Care - 12.85%; Industrials - 11.41%; Consumer Staples - 7.59%; Energy - 6.61%; Telecommunication Services - 5.57%; Utilities - 3.72%; and Materials - 2.52%.


     YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 26-32.

SHAREHOLDER
--------------------------------------------------------------------------------
                                 Voting RESULTS


               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to USAA Mutual Fund, Inc. (the Company). Votes shown for proposal 1 are for the entire series of the Company. Votes shown for proposals 5A and 5B are for the USAA S&P 500 Index Fund, a series of the Company.


PROPOSAL 1
--------------------------------------------------------------------------------

               Proposal to elect Directors as follows:


                                                                    VOTES
               DIRECTORS                        VOTES FOR           WITHHELD
               -----------------------------------------------------------------

               Robert G. Davis                  2,715,058,284       40,108,336

               Christopher W. Claus             2,715,058,925       40,107,695

               David G. Peebles                 2,715,058,926       40,107,694

               Michael F. Reimherr              2,715,058,891       40,107,729

               Richard A. Zucker                2,715,058,603       40,108,017

               Barbara B. Dreeben               2,715,058,252       40,108,368

               Robert L. Mason, Ph.D.           2,715,058,603       40,108,017

               Laura T. Starks, Ph.D.           2,715,058,582       40,108,038

16

 ...CONTINUED
--------------------------------------------------------------------------------
                                 Voting RESULTS



PROPOSAL 5A
--------------------------------------------------------------------------------

               Proposal to approve a subadvisory agreement for the USAA S&P 500 Index Fund.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                    FOR          AGAINST       ABSTAIN         BROKER NONVOTE
               -----------------------------------------------------------------
                123,642,845     3,284,625     1,500,019            363,789


PROPOSAL 5B
--------------------------------------------------------------------------------

               Proposal to permit USAA Investment Management Company (IMCO) to change subadvisers for the USAA S&P 500 Index Fund without obtaining shareholder approval.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                    FOR           AGAINST       ABSTAIN        BROKER NONVOTE
               -----------------------------------------------------------------
                121,131,197      5,627,313     1,668,979           363,789

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)


USAA S&P 500 INDEX FUND

JUNE 30, 2001 (UNAUDITED)


ASSETS

   Investment in Equity 500 Index Portfolio, at value               $ 2,929,744
   Cash                                                                      28
   Receivable for capital shares sold                                     1,626
                                                                    -----------
Total assets                                                          2,931,398
                                                                    -----------

LIABILITIES

   Payable for capital shares redeemed                                      573
   USAA Investment Management Company                                        29
   USAA Transfer Agent Company                                              205
   Accounts payable and accrued expenses                                    282
                                                                    -----------
Total liabilities                                                         1,089
                                                                    -----------
Net assets applicable to capital shares outstanding                 $ 2,930,309
                                                                    ===========

REPRESENTED BY:

   Paid-in capital                                                  $ 3,079,449
   Accumulated undistributed net investment income                          544
   Accumulated net realized gain from investments and
       futures transactions                                             108,678
   Net unrealized depreciation on investments and futures contracts    (258,362)
                                                                    -----------
Net assets applicable to capital shares outstanding                 $ 2,930,309
                                                                    ===========
Capital shares outstanding ($0.01 par value per share,
   375,000 shares authorized)                                           158,867
                                                                    ===========
Net asset value, redemption price, and offering price per share     $     18.44
                                                                    ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)

USAA S&P 500 INDEX FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED)


NET INVESTMENT INCOME

   Allocated from Equity 500 Index Portfolio:
         Dividends                                                    $  17,330
         Interest                                                         1,218
                                                                      ---------
         Total Income                                                    18,548
            Expenses                                                       (730)
                                                                      ---------
   Net allocated investment income                                       17,818
                                                                      ---------

EXPENSES

   Administration fees                                                      190
   Transfer agent fees                                                    1,207
   Custodian's fees                                                          16
   Postage                                                                  228
   Shareholder reporting fees                                               119
   Directors' fees                                                            2
   Registration fees                                                         70
   Professional fees                                                         34
   Other                                                                     26
                                                                      ---------
   Total expenses                                                         1,892
                                                                      ---------
Net investment income                                                    15,926
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS

   Net realized gain from investment transactions                       102,906
   Net realized loss from futures transactions                             (740)
   Net change in unrealized appreciation/depreciation on
      investments and futures contracts                                (298,662)
                                                                      ---------
Net realized and unrealized loss on investments and futures contracts  (196,496)
                                                                      ---------
Net decrease in net assets from operations                            $(180,570)
                                                                      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)


USAA S&P 500 INDEX FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2001,
AND YEAR ENDED DECEMBER 31, 2000
(UNAUDITED)


                                                        6/30/2001    12/31/2000
FROM OPERATIONS                                        ------------------------

Net investment income                                  $    15,926  $    34,663
   Net realized gain from investment
      and futures transactions                             102,166      478,204
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                (298,662)    (830,601)
                                                       ------------------------
Net decrease in net assets from operations                (180,570)    (317,734)
                                                       ------------------------

DISTRIBUTIONS TO SHAREHOLDERS

   Net investment income                                   (15,208)     (35,438)
                                                       ------------------------
   Net realized gains                                            -      (95,820)
                                                       ------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                               559,672    1,626,191
   Reinvested dividends                                     10,043       93,646
   Cost of shares redeemed                                (429,133)  (1,481,823)
                                                       ------------------------
Net increase in net assets from capital share
      transactions                                         140,582      238,014
                                                       ------------------------
Net decrease in net assets                                 (55,196)    (210,978)

NET ASSETS

   Beginning of period                                   2,985,505    3,196,483
                                                       ------------------------
   End of period                                       $ 2,930,309  $ 2,985,505
                                                       ========================

ACCUMULATED UNDISTRIBUTED
   (OVERDISTRIBUTED) NET INVESTMENT INCOME

   End of period                                       $       544  $      (174)
                                                       ========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                              30,912       73,068
   Shares issued for reinvested dividends                      564        4,558
   Shares redeemed                                         (22,593)     (67,069)
                                                       ------------------------
Increase in shares outstanding                               8,883       10,557
                                                       ========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

FINANCIAL
--------------------------------------------------------------------------------
                                   HIGHLIGHTS

USAA S&P 500 INDEX FUND

JUNE 30, 2001 (UNAUDITED)


Contained below are selected ratios and supplemental data for the periods indicated for the USAA S&P 500 Index Fund.



                                   Six Months                                                                  Eight Months Ended
                                  Ended June 30,        --------------Years Ended December 31,-------------           December 31
                                  -----------------------------------------------------------------------------------------------
                                      2001            2000             1999             1998             1997             1996*
                                  -----------------------------------------------------------------------------------------------
PER SHARE
OPERATING PERFORMANCE

Net asset value at beginning
   of period                      $    19.91       $    22.92       $    19.27       $    15.16       $    11.57       $    10.00
Net investment income                    .11              .23              .25              .21              .21              .12
Net realized and unrealized gain
   (loss) on investments and
   futures transactions                (1.48)           (2.33)            3.71             4.11             3.59             1.57
Distributions to shareholders from:
   Net investment income                (.10)            (.24)            (.26)            (.21)            (.21)            (.12)
   Realized capital gains                  -             (.67)            (.05)               -                -                -
                                  -----------------------------------------------------------------------------------------------
Net asset value at end of period  $    18.44       $    19.91       $    22.92       $    19.27       $    15.16       $    11.57
                                  ===============================================================================================
Total return (%)**                     (6.87)           (9.27)           20.67            28.62            33.03            16.90

SUPPLEMENTAL DATA AND RATIOS

Net assets at end of period (000) $2,930,309       $2,985,505       $3,196,483       $1,855,855       $  630,619       $  179,073
Ratios to average net assets:
   Net investment income (%)            1.10(a)          1.06             1.25             1.40             1.64             2.09(a)
   Expenses after waivers (%)***         .18(a,b)         .18(b)           .18(b)           .18(b)           .18              .18(a)
   Expenses before waivers (%)***        .18(a)           .18              .18              .20              .25              .33(a)
Portfolio turnover (%)****                 5               28               13                4               19               15

   (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
   (b) Effective May 6, 1998, the manager is contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the Equity 500 Index Portfolio do not exceed 0.18% of the Fund's annual average net assets.
     * Fund commenced operations May 1, 1996.
    ** Assumes reinvestment of all dividend income and capital gain distributions during the period; does not reflect $10 annual account maintenance fee.
   *** Includes expenses of the Equity 500 Index Portfolio.
  **** Represents the portfolio turnover rate of the Equity 500 Index Portfolio.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements


USAA S&P 500 INDEX FUND

JUNE 30, 2001 (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA S&P 500 Index Fund (the
          Fund). The Fund's investment objective is to match, before fees and expenses, the performance of the S&P 500 Index. The Fund seeks to achieve its objective by investing all of its investable assets in the Equity 500 Index Portfolio (the Portfolio), a separately registered investment company advised by Deutsche Asset Management, Inc. (Deutsche) with a substantially similar investment objective as the Fund. At June 30, 2001, the Fund's investment was 47% of the Portfolio.

          At close of business on August 10, 2001, the Fund will withdraw its assets from the Portfolio and will operate as a stand-alone fund subadvised by Deutsche. The Fund's investment objective will not change.

          The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

          A. VALUATION OF INVESTMENTS -- The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

22

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2001 (UNAUDITED)


          B. INVESTMENT INCOME AND EXPENSES -- The Fund records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

          C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from generally accepted accounting principles.

          D. DISTRIBUTIONS - Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are made quarterly. Distributions of the Fund's pro rata share of the Portfolio's realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

              For federal income tax purposes, the Fund may designate as capital
              gain  distributions  the  earnings  and  profits   distributed  to
              shareholders on the redemption of fund shares during the year.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA S&P 500 INDEX FUND

JUNE 30, 2001 (UNAUDITED)


          E. USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million--$400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended June 30, 2001.

24

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2001 (UNAUDITED)


(3) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

          A. ADMINISTRATIVE FEES -- The Fund has entered into an administration and servicing agreement with USAA Investment Management Company (the Manager) under which the Manager provides administrative services to the Fund. The Fund pays the Manager a monthly administrative fee which on an annual basis is equal to the lesser of 0.06% of the average daily net assets of the Fund, or the amount that brings the total Fund and Portfolio annual operating expenses up to 0.18% of the Fund's average net assets.

          B. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays SAS a monthly fee based on an annual rate of $20 per shareholder account, plus out-of-pocket expenses.

          C. UNDERWRITING AGREEMENT -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

          D. MANAGEMENT AGREEMENT -- The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Portfolio by Deutsche. While the Fund maintains its investment in the Portfolio, the Manager receives no fee for this service.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA S&P 500 INDEX FUND

JUNE 30, 2001 (UNAUDITED)

              After the Fund withdraws its investment in the Portfolio on August 10, 2001, the Manager will receive an advisory fee computed at an annual rate of 0.10% of the Fund's monthly average net assets. For its services as subadviser of the Fund, Deutsche will receive a fee from the Manager at annual rates of 0.02% of the Fund's average net assets up to $2.5 billion, 0.01% of the next $1.5 billion average net assets, and 0.005% jof average net assets exceeding $4 billion.

              The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.18% of its average net assets through April 30, 2002.

          E. ACCOUNT MAINTENANCE FEE -- SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is waived on accounts with balances of $10,000 or more.


(4) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At June 30, 2001, the Association and its affiliates owned 48,012,000 shares (30.2%) of the Fund.

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

26

SCHEDULE
--------------------------------------------------------------------------------
                            of Portfolio INVESTMENTS

EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)


  SHARES  SECURITY                              VALUE         SHARES  SECURITY                              VALUE
--------------------------------------------------------------------------------------------------------------------
          INVESTMENTS IN                                       43,783 Andrew Corp.1                     $    807,796
          UNAFFILIATED ISSUERS                                539,230 Anheuser Busch Cos., Inc.           22,216,276
                                                            2,467,515 AOL Time Warner Inc.1              130,778,295
          COMMON STOCK (98.28%)                               139,775 AON Corp.                            4,892,125
  854,506 Abbott Laboratories               $ 41,024,833       67,363 Apache Corp.                         3,418,672
  416,306 ADC Telecommunications, Inc.1        2,747,620      193,834 Apple Computer, Inc.1                4,506,640
  130,527 Adobe Systems, Inc.                  6,134,769      113,816 Applera Corp.--Applied
   18,460 Adolph Coors Co.--Class B              926,323                Biosystems Group                   3,044,578
  187,953 Advanced Micro Devices, Inc.1        5,428,083      444,842 Applied Materials, Inc.1            21,841,742
  299,921 AES Corp.1                          12,911,599      159,600 Applied Micro Circuits Corp.1        2,745,120
   84,760 Aetna, Inc. New1                     2,192,741      341,526 Archer-Daniels-Midland Co.           4,439,838
  297,124 Aflac, Inc.                          9,356,435       37,737 Ashland, Inc.                        1,513,254
  255,514 Agilent Technologies1                8,304,205    1,903,666 AT&T Corp.                          41,880,652
  126,701 Air Products and Chemicals, Inc.     5,796,571       31,341 AutoDesk, Inc.                       1,169,019
   30,131 Alberto-Culver Co.--Class B          1,266,707      352,693 Automatic Data Processing, Inc.     17,528,842
  230,605 Albertson's, Inc.                    6,915,844       61,322 AutoZone, Inc.1                      2,299,575
  178,931 Alcan Aluminum Ltd.                  7,518,681      150,138 Avaya, Inc.1                         2,056,891
  481,246 Alcoa, Inc.                         18,961,092       59,501 Avery Dennison Corp.                 3,037,526
   59,826 Allegheny Energy, Inc.               2,886,604      128,414 Avon Products, Inc.                  5,943,000
   43,363 Allegheny Technologies                 784,437      180,659 Baker Hughes, Inc.                   6,052,076
   73,232 Allergan, Inc.                       6,261,336       14,895 Ball Corp.                             708,406
  107,174 Allied Waste Industries, Inc.1       2,002,010      883,188 Bank of America Corp.               53,017,776
  407,419 Allstate Corp.                      17,922,362      411,932 Bank of New York Co., Inc.          19,772,736
  173,419 Alltel Corp.                        10,623,648      642,684 Bank One Corp.                      23,008,087
  220,946 Altera Corp.1                        6,407,434      243,052 Barrick Gold Corp.                   3,682,238
   57,319 Ambac Financial Group                3,335,966       28,790 Bausch & Lomb, Inc.                  1,043,350
   48,506 Amerada Hess Corp.                   3,919,285      325,976 Baxter International, Inc.          15,972,824
   74,318 Ameren Corp.                         3,173,379      214,844 BB&T Corp.                           7,884,775
  185,689 American Electric Power Co.          8,573,261       59,632 Bear Stearns Cos., Inc.              3,516,499
  737,599 American Express Co.                28,618,841      142,287 Becton, Dickinson & Co.              5,092,452
  280,812 American General Corp.              13,043,717      159,321 Bed Bath & Beyond, Inc.1             4,970,815
   34,682 American Greetings Corp.--                        1,034,832 BellSouth Corp.                     41,672,685
            Class A                              381,502       28,608 Bemis Co., Inc.                      1,149,183
  724,620 American Home Products Corp.        42,346,793      115,526 Best Buy, Inc.1                      7,338,212
1,287,497 American International Group, Inc. 110,724,742       60,042 Big Lots, Inc.1                        821,375
  105,029 American Power Conversion Corp.1     1,654,207       82,527 Biogen, Inc.1                        4,486,168
  575,966 Amgen, Inc.1                        34,949,617       99,172 Biomet, Inc.1                        4,766,206
   88,012 AMR Corp.1                           3,179,874       44,237 Black & Decker Corp.                 1,745,592
  204,408 Amsouth Bancorp                      3,779,504      133,347 BMC Software, Inc.1                  3,005,641
  134,961 Anadarko Petroleum Corp.             7,291,943      482,434 Boeing Co.                          26,823,330
  199,837 Analog Devices, Inc.1                8,642,950       30,850 Boise Cascade Corp.                  1,084,994


SCHEDULE
--------------------------------------------------------------------------------
                            of Portfolio INVESTMENTS
                            (continued)

EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)



  SHARES  SECURITY                               VALUE         SHARES  SECURITY                               VALUE
---------------------------------------------------------------------------------------------------------------------
  218,857 Boston Scientific Corp.1          $  3,720,569       100,573 Comerica, Inc.                    $  5,793,005
1,071,454 Bristol-Myers Squibb Co.            56,037,044       936,368 Compaq Computer Corp.               14,504,340
  136,400 Broadcom Corp.--Class A1             5,832,464       313,971 Computer Associates
  146,956 BroadVision, Inc.1                     734,780                 International, Inc.               11,302,956
   27,171 Brown-Forman Corp.--Class B          1,737,314        90,760 Computer Sciences Corp.1             3,140,296
   47,077 Brunswick Corp.                      1,131,260       199,042 Compuware Corp.1                     2,784,598
  226,909 Burlington Northern Santa Fe Corp.   6,845,845        93,471 Comverse Technology1                 5,385,799
  121,718 Burlington Resources, Inc.           4,862,634       301,850 ConAgra, Inc.                        5,979,648
   27,445 C.R. Bard, Inc.                      1,562,993       121,690 Concord EFS, Inc.1                   6,329,097
   99,375 Cabletron Systems, Inc.1             2,270,719       124,066 Conexant Systems1                    1,110,391
  160,913 Calpine Corp.1                       6,082,511       337,514 Conoco, Inc.--Class B                9,754,155
  227,105 Campbell Soup Co.                    5,847,954       175,520 Conseco, Inc.1                       2,395,848
  107,190 Capital One Financial Corp.          6,431,400       114,680 Consolidated Edison, Inc.            4,564,264
  245,236 Cardinal Health, Inc.               16,921,284        81,442 Constellation Energy Group, Inc.     3,469,429
  317,300 Carnival Corp.--Class A              9,741,110        83,262 Convergys Corp.1                     2,518,675
  193,687 Caterpillar, Inc.                    9,694,034        50,340 Cooper Industries, Inc.              1,992,961
  476,546 Cendant Corp.1                       9,292,647        38,514 Cooper Tire & Rubber Co.               546,899
   31,511 Centex Corp.                         1,284,073       495,997 Corning, Inc.                        8,288,110
   76,197 Centurytel, Inc.                     2,308,769       251,049 Costco Wholesale Corp1              10,313,093
  766,038 Charles Schwab Corp.                11,720,381        60,491 Countrywide Credit Industries, Inc.  2,775,327
  113,353 Charter One Financial, Inc.          3,615,961        32,576 Crane Co.                            1,009,856
  355,614 Chevron Corp.                       32,183,067       116,992 CSX Corp.                            4,239,790
  106,791 Chiron Corp.1                        5,446,341        22,461 Cummins Engine Co., Inc.               869,241
   98,609 Chubb Corp.                          7,635,295       217,221 CVS Corp.                            8,384,731
   82,779 CIGNA Corp.                          7,931,884        80,400 Dana Corp.                           1,876,536
   87,548 Cincinnati Financial Corp.           3,458,146        80,164 Danaher Corp.                        4,489,184
   86,077 Cinergy Corp.                        3,008,391        65,141 Darden Restaurants, Inc.             1,817,434
   99,800 Cintas Corp.                         4,615,750       135,062 Deere & Co.                          5,112,097
  110,811 Circuit City Stores, Inc.            1,994,598     1,430,810 Dell Computer Corp.1                37,415,681
4,021,284 Cisco Systems, Inc.1                73,187,369       304,660 Delphi Automotive Systems            4,853,234
2,776,656 Citigroup                          146,718,503        71,935 Delta Air Lines, Inc.                3,170,895
  151,500 Citizen Communications Co.1          1,822,545        39,410 Deluxe Corp.                         1,138,949
  100,845 Citrix Systems, Inc1                 3,519,490        72,839 Devon Energy Corp.                   3,824,047
  321,565 Clear Channel Communications,                         50,137 Dillard Department Stores, Inc.--
            Inc.1                             20,162,125                 Class A                              765,592
  127,071 Clorox Co.                           4,301,353       185,032 Dollar General Corp.                 3,608,124
   75,085 CMS Energy                           2,091,117       138,015 Dominion Resources, Inc.             8,298,842
1,375,931 Coca-Cola Co.                       61,916,895       115,067 Dover Corp.                          4,332,273
  225,265 Coca-Cola Enterprises, Inc.          3,683,083       495,125 Dow Chemical Co.                    16,462,906
  319,261 Colgate-Palmolive Co.               18,833,206        47,499 Dow Jones & Co., Inc.                2,836,165
  518,727 Comcast Corp.--Special Class A1     22,512,752        84,448 DTE Energy Co.                       3,921,765


28

SCHEDULE
--------------------------------------------------------------------------------
                            of Portfolio INVESTMENTS
                            (continued)


EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)


  SHARES  SECURITY                            VALUE          SHARES  SECURITY                            VALUE
-----------------------------------------------------------------------------------------------------------------
  576,163 Du Pont (E.I.) de Nemours & Co. $ 27,794,103       475,598 Gap, Inc.                       $ 13,792,342
  414,142 Duke Power Co.                    16,155,679       174,357 Gateway, Inc.1                     2,868,173
  183,986 Dynegy, Inc.                       8,555,349       107,444 General Dynamics Corp.             8,360,218
   41,383 Eastman Chemical Co.               1,971,072     5,475,015 General Electric Co.             266,906,981
  161,789 Eastman Kodak Co.                  7,552,311       159,332 General Mills, Inc.                6,975,555
   37,801 Eaton Corp.                        2,649,850       297,077 General Motors Corp.              19,116,905
   68,464 Ecolab, Inc.                       2,804,970        94,894 Genuine Parts Co.                  2,989,161
  176,515 Edison International, Inc.         1,968,142       121,853 Georgia-Pacific Corp.              4,124,724
  268,654 El Paso Corp.                     14,115,081       588,277 Gillette Co.                      17,054,150
  259,854 Electronic Data Systems Corp.     16,240,875       482,423 Global Crossing Ltd.1              4,168,135
  623,150 Eli Lilly & Co.                   46,113,100        90,227 Golden West Financial Corp.        5,796,182
1,210,152 EMC Corp.1                        35,154,916        56,287 Goodrich (B.F.) Co.                2,137,780
  244,222 Emerson Electric Co.              14,775,431        87,910 Goodyear Tire & Rubber Co.         2,461,480
   68,861 Engelhard Corp.                    1,775,925        75,712 GPU, Inc.                          2,661,277
  414,571 Enron Corp.                       20,313,979        26,975 Great Lakes Chemical Corp.           832,179
  120,440 Entergy Corp.                      4,623,692       165,985 Guidant Corp.1                     5,975,460
   67,148 EOG Resources, Inc.                2,387,111        52,492 H & R Block, Inc.                  3,388,359
   73,952 Equifax, Inc.                      2,712,559       194,580 H.J. Heinz Co.                     7,956,376
  180,905 Exelon Corp.                      11,599,629       249,152 Halliburton Co.                    8,869,811
1,901,215 Exxon Mobil Corp.                166,071,130        39,746 Harcourt General, Inc.             2,312,820
  553,733 Fannie Mae                        47,150,365       173,566 Harley-Davidson, Inc.              8,171,487
  109,042 Federated Department                                65,180 Harrah's Entertainment, Inc.1      2,300,854
            Stores, Inc.1                    4,634,285       132,847 Hartford Financial Services
  171,234 FedEx Corp.1                       6,883,607                 Group, Inc.                      9,086,735
  316,329 Fifth Third Bancorp               18,995,556        92,924 Hasbro, Inc.                       1,342,752
  219,591 First Data Corp.                  14,108,722       308,476 HCA Healthcare Co.                13,940,030
  545,715 First Union Corp.                 19,067,282       208,269 HEALTHSOUTH Corp.1                 3,326,056
  121,999 FirstEnergy Corp.                  3,923,488        57,903 Hercules, Inc.1                      654,304
   70,201 Fiserv, Inc.1                      4,491,460        73,397 Hershey Foods Corp.                4,529,329
  601,000 Fleet Boston Financial Corp.      23,709,450     1,069,250 Hewlett-Packard Co.               30,580,550
   40,790 Fluor Corp. New                    1,841,668       205,666 Hilton Hotels Corp.                2,385,726
   16,450 FMC Corp.1                         1,127,812     1,279,896 Home Depot, Inc.                  59,579,159
1,025,002 Ford Motor Co.                    25,163,799       141,875 Homestake Mining Co.               1,099,531
   94,932 Forest Laboratories, Inc.1         6,740,172       442,954 Honeywell International, Inc.     15,498,960
   83,470 Fortune Brands, Inc.               3,201,909       262,085 Household International, Inc.     17,481,069
   95,633 FPL Group, Inc.                    5,758,063        91,216 Humana, Inc.1                        898,478
  139,554 Franklin Resources, Inc.           6,387,387       137,674 Huntington Bancshares, Inc.        2,250,970
  382,608 Freddie Mac                       26,782,560       169,572 Illinois Tool Works, Inc.         10,733,908
   80,023 Freeport-McMoRan Copper &                          165,449 IMS Health, Inc.                   4,715,296
            Gold, Inc.--Class B1               884,254        97,957 Inco, Ltd.1                        1,690,738
  147,723 Gannett Co., Inc.                  9,734,946        87,565 Ingersoll-Rand Co.                 3,607,678


SCHEDULE
--------------------------------------------------------------------------------
                            of Portfolio INVESTMENTS
                            (continued)

EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)


  SHARES  SECURITY                          VALUE           SHARES  SECURITY                             VALUE
----------------------------------------------------------------------------------------------------------------
3,718,551 Intel Corp.                    $108,767,617       107,236 Loews Corp.                     $  6,909,215
  958,169 International Business Machines                    57,282 Louisiana-Pacific Corp.              671,918
            Corp.                         108,273,097       206,566 Lowe's Cos., Inc.                 14,986,363
   52,747 International Flavors &                           194,300 LSI Logic Corp.1                   3,652,840
            Fragrances, Inc.                1,325,532     1,892,560 Lucent Technologies, Inc.         11,733,872
  260,084 International Paper Co.           9,284,999        55,232 Manor Care, Inc.1                  1,753,616
  204,586 Interpublic Group of Cos., Inc.   6,004,599       136,201 Marriott International             6,447,755
  112,030 Intuit, Inc.1                     4,480,080       153,215 Marsh and McLennan Cos., Inc.     15,474,715
   46,287 ITT Industries                    2,048,200       246,479 Masco Corp.                        6,152,116
  150,926 J.C. Penney Co., Inc.             3,978,409       230,203 Mattel, Inc.                       4,355,441
  102,600 Jabil Circuit, Inc.1              3,166,236       174,589 Maxim Integrated Products, Inc.1   7,718,580
  729,082 JDS Uniphase Corp.1               9,295,795       168,691 May Department Stores Co.          5,779,354
   88,726 Jefferson-Pilot Corp.             4,287,240        41,834 Maytag Corp.                       1,224,063
  162,837 John Hancock Financial                             80,278 MBIA, Inc.                         4,469,879
            Services, Inc.                  6,555,818       474,103 MBNA Corp.                        15,621,694
1,668,775 Johnson & Johnson                83,438,725        32,869 McDermott International, Inc.1       382,924
   46,785 Johnson Controls, Inc.            3,390,509       729,288 McDonald's Corp.                  19,734,533
1,095,721 JP Morgan Chase & Co.            48,869,157       109,878 McGraw-Hill, Inc.                  7,268,430
   23,349 KB Home                             704,439       158,876 McKesson HBOC, Inc.                5,897,477
  218,836 Kellogg Co.                       6,346,244        54,940 Mead Corp.                         1,491,072
   53,701 Kerr-McGee Corp.                  3,558,765       118,355 Medimmune, Inc.1                   5,586,356
  231,020 KeyCorp.                          6,018,071       664,023 Medtronic, Inc.                   30,551,698
   72,565 Keyspan Corp.                     2,647,171       272,914 Mellon Financial Corp.            12,554,044
  297,694 Kimberly-Clark Corp.             16,641,095     1,263,617 Merck & Co., Inc.                 80,757,762
   61,683 Kinder Morgan, Inc.               3,099,571        44,148 Mercury Interactive Corp.1         2,644,465
   91,600 King Pharmaceuticals, Inc.1       4,923,500        26,944 Meredith Corp.                       964,865
  100,346 KLA/Tencor Corp.1                 5,867,231       462,920 Merrill Lynch & Co., Inc.         27,428,010
  261,603 Kmart Corp.1                      3,000,586       412,270 MetLife, Inc.                     12,772,125
   39,760 Knight-Ridder, Inc.               2,357,768        57,970 MGIC Investment Corp.              4,210,941
  179,018 Kohls Corp.1                     11,229,799       328,981 Micron Technology, Inc.1          13,521,119
  444,436 Kroger Co.1                      11,110,900     2,966,666 Microsoft Corp.1                 216,566,618
  106,804 Leggett & Platt, Inc.             2,352,892        24,992 Millipore Corp.                    1,549,004
  134,393 Lehman Brothers, Inc.            10,449,056       216,106 Minnesota Mining &
   71,164 Lexmark International Group,                                Manufacturing Co.               24,657,695
            Inc.--Class A1                  4,785,779       195,633 Mirant Corp.1                      6,729,775
  229,564 Limited, Inc.                     3,792,397       111,334 Molex, Inc.                        4,067,031
  108,485 Lincoln National Corp.            5,614,099        87,609 Moody's Corp.                      2,934,901
  175,985 Linear Technology Corp.           7,782,057       617,415 Morgan Stanley Dean Witter
   28,394 Liz Claiborne, Inc.               1,432,477                 Discover & Co.                  39,656,565
  240,841 Lockheed Martin Corp.             8,923,159     1,214,690 Motorola, Inc.                    20,115,266


30

SCHEDULE
--------------------------------------------------------------------------------
                            of Portfolio INVESTMENTS
                            (continued)


EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)


  SHARES  SECURITY                             VALUE          SHARES  SECURITY                              VALUE
--------------------------------------------------------------------------------------------------------------------
   79,952 Nabors Industries, Inc.1         $  2,974,214       799,758 PepsiCo, Inc.                     $ 35,349,304
  329,328 National City Corp.                10,136,716        53,868 Perkin Elmer, Inc.                   1,482,986
   96,525 National Semiconductor Corp.1       2,810,808     3,485,481 Pfizer, Inc.                       139,593,514
   22,056 National Service Industries, Inc.     497,804       209,563 PG&E Corp.                           2,347,106
   31,704 Navistar International Corp.1         891,834       712,216 Pharmacia Corp.                     32,726,325
   52,567 NCR Corp.1                          2,470,649        42,489 Phelps Dodge Corp.                   1,763,293
  170,490 Network Appliance, Inc.1            2,335,713     1,211,855 Philip Morris Cos.                  61,501,641
   88,180 New York Times Co.--Class A         3,703,560       142,815 Phillips Petroleum Co.               8,140,455
  143,804 Newell Rubbermaid, Inc.             3,609,480        46,042 Pinnacle West Capital Corp.          2,182,391
   91,528 Newmont Mining Corp.                1,703,336       140,659 Pitney Bowes, Inc.                   5,924,557
  422,755 Nextel Communications, Inc.--                       176,608 Placer Dome, Inc.                    1,730,758
            Class A1                          7,398,212       162,149 PNC Bank Corp.                      10,667,783
   87,199 Niagara Mohawk Power Corp.1         1,542,550        15,616 Potlatch Corp.                         537,347
   24,665 NICOR, Inc.                           961,442        42,314 Power-One, Inc.1                       704,105
  148,970 Nike, Inc.                          6,255,250        93,099 PPG Industries, Inc.                 4,894,214
  109,912 NiSource, Inc.                      3,003,895        78,380 PPL Corp.                            4,310,900
   73,100 Noble Drilling Corp.1               2,394,025        85,481 Praxair, Inc.                        4,017,607
   69,436 Nordstrom, Inc.                     1,288,038       720,868 Procter & Gamble Co.                45,991,378
  206,823 Norfolk Southern Corp.              4,281,236       111,123 Progress Energy, Inc.                4,991,645
1,767,069 Nortel Networks Corp.              16,062,657        39,965 Progressive Corporation of Ohio      5,402,868
  124,840 Northern Trust Corp.                7,802,500       160,258 Providian Financial Corp.            9,487,274
   42,893 Northrop Grumman Corp.              3,435,729       128,402 Public Service Enterprise Group      6,278,858
  178,856 Novell, Inc.1                       1,017,691        21,199 Pulte Corp.                            903,713
   78,700 Novellus Systems, Inc.1             4,469,373        49,434 QLogic Corp.1                        3,186,021
   42,003 Nucor Corp.                         2,053,527        74,014 Quaker Oats Co.                      6,753,778
  207,756 Occidental Petroleum Corp.          5,524,232       418,154 QUALCOMM, Inc.1                     24,453,646
  160,751 Office Depot, Inc.1                 1,668,595        62,136 Quintiles Transnational Corp.1       1,568,934
   95,532 Omnicom Group, Inc.                 8,215,752       916,545 Qwest Communications
   31,408 Oneok, Inc.                           618,738                 International, Inc.               29,210,289
3,094,365 Oracle Corp.1                      58,792,935        66,477 R.R. Donnelley & Sons Co.            1,974,367
   42,791 Paccar, Inc.                        2,200,313       100,136 RadioShack Corp.                     3,054,148
   86,629 Pactiv Corp.1                       1,160,829       165,489 Ralston Purina Group                 4,967,980
   67,929 Pall Corp.                          1,598,369       191,934 Raytheon Company                     5,095,848
  305,194 Palm, Inc.1                         1,852,528        31,636 Reebok International Ltd.1           1,010,770
  148,281 Parametric Technology Corp.1        2,074,451       120,618 Regions Financial Corp.              3,859,776
   60,106 Parker-Hannifin Corp.               2,550,899       168,878 Reliant Energy                       5,439,560
  208,495 Paychex, Inc.                       8,339,800        95,897 Robert Half International, Inc.1     2,386,876
   19,018 People's Energy Corp.                 764,524        98,928 Rockwell International Corp.         3,771,135
  161,111 Peoplesoft, Inc.1                   7,931,495       118,524 Rohm & Haas Co.                      3,899,440
   80,632 Pepsi-Cola Bottling Group, Inc.     3,233,343        59,773 Rowan Cos., Inc.1                    1,320,983


SCHEDULE
--------------------------------------------------------------------------------
                            of Portfolio INVESTMENTS
                            (continued)


EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)


  SHARES  SECURITY                       VALUE          SHARES  SECURITY                             VALUE
-------------------------------------------------------------------------------------------------------------
1,181,002 Royal Dutch Petroleum Co.  $ 68,816,987       154,547 Synovus Financial Corp.          $  4,849,685
   32,246 Ryder Systems, Inc.             632,022       377,019 Sysco Corp.                        10,236,066
   75,688 Sabre Group Holdings, Inc.1   3,784,400        67,897 T. Rowe Price Group, Inc.           2,538,669
   69,448 Safeco Corp.                  2,048,716       498,535 Target Corp.                       17,249,311
  279,380 Safeway, Inc.1               13,410,240        51,070 Tektronix, Inc.1                    1,386,551
  174,170 Sanmina Corp.1                4,077,320       221,417 Tellabs, Inc.1                      4,291,061
   66,216 Sapient Corp.1                  645,606        26,821 Temple Inland, Inc.                 1,429,291
  433,887 Sara Lee Corp.                8,217,820       180,026 Tenet Healthcare Corp.1             9,287,541
1,856,452 SBC Communications, Inc.     74,369,467        94,141 Teradyne, Inc.1                     3,116,067
  808,711 Schering-Plough Corp.        29,307,687       312,908 Texaco, Inc.                       20,839,673
  319,799 Schlumberger Ltd.            16,837,417       956,273 Texas Instruments, Inc.            30,122,600
   86,913 Scientific-Atlanta, Inc.      3,528,668        81,989 Textron, Inc.                       4,512,675
   45,107 Sealed Air Corp.1             1,680,236        97,188 Thermo Electron Corp.1              2,140,080
  180,498 Sears, Roebuck & Co.          7,636,870        31,321 Thomas & Betts Corp.                  691,254
  110,888 Sempra Energy                 3,031,678        78,647 Tiffany & Co.                       2,848,594
   86,618 Sherwin-Williams Co.          1,922,920        34,079 Timken Co.                            577,298
  252,736 Siebel Systems, Inc.1        11,853,318       151,666 TJX Cos., Inc.                      4,833,595
   42,853 Sigma Aldrich Corp.           1,654,983        51,854 TMP Worldwide, Inc.1                3,065,090
   32,403 Snap-On Tools Corp.             782,856        68,046 Torchmark Corp.                     2,736,130
  362,094 Solectron Corp.1              6,626,320        78,663 Tosco Corp.                         3,465,105
  364,895 Southern Co.                  8,483,809       110,029 Toys `R' Us, Inc.1                  2,723,218
  193,462 Southtrust Corp               5,030,012       174,951 Transocean Sedco                    7,216,729
  409,659 Southwest Airlines Co.        7,574,595       166,904 Tribune Co.                         6,677,829
  491,505 Sprint Corp.                 10,498,547        79,267 Tricon Global Restaurants, Inc.1    3,479,821
  516,312 Sprint PCS1                  12,468,935        68,051 TRW, Inc.                           2,790,091
   45,934 St. Jude Medical, Inc.1       2,756,040        31,114 Tupperware Corp.                      729,001
  118,299 St. Paul Cos., Inc.           5,996,576       150,664 TXU Corp.                           7,260,498
   47,508 Stanley Works                 1,989,635     1,065,720 Tyco International Ltd.            58,081,740
  253,240 Staples, Inc.1                4,049,308     1,071,117 US Bancorp                         24,410,756
  202,234 Starbucks Corp.1              4,651,382       308,188 Unilever NV                        18,358,759
  111,331 Starwood Hotels & Resorts                     133,574 Union Pacific Corp.                 7,334,548
            Worldwide, Inc.             4,150,420        73,627 Union Planters Corp.                3,210,137
  174,764 State Street Corp.            8,649,070       170,514 Unisys Corp.1                       2,508,261
  119,908 Stilwell Financial, Inc.      4,024,112       260,066 United Technologies Corp.          19,052,435
  108,399 Stryker Corp.                 5,945,685       171,964 UnitedHealth Group, Inc.           10,618,777
1,803,574 Sun Microsystems, Inc.1      28,352,183       111,300 Univision Communications, Inc.1     4,761,414
   46,287 Sunoco, Inc.                  1,695,493       132,421 Unocal Corp.                        4,522,177
  166,082 SunTrust Banks, Inc.         10,758,792       129,849 UnumProvident Corp.                 4,170,750
   71,279 SuperValu, Inc.               1,250,946        36,493 US Airways Group, Inc.1               886,780
  118,517 Symbol Technologies, Inc.     2,631,077        92,454 USA Education, Inc.                 6,749,142


32

SCHEDULE
--------------------------------------------------------------------------------
                            of Portfolio INVESTMENTS
                            (continued)


EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)


                                                           PRINCIPAL
  SHARES  SECURITY                           VALUE           AMOUNT    SECURITY                              VALUE
------------------------------------------------------------------------------------------------------------------
   88,590 UST, Inc.                      $  2,556,707     SHORT TERM INSTRUMENTS (0.10%)
   47,892 USX--US Steel Group                 965,024     $   790,000  U.S. Treasury Bill2, 3.47%,
  169,009 USX Marathon Group                4,987,456                  9/13/01                      $      784,345
   61,815 V.F. Corp.                        2,248,830       5,740,000  U.S. Treasury Bill2, 3.51%,
  221,057 Veritas Software Corp.1          14,706,922                  9/13/01                           5,698,913
1,493,444 Verizon Communications, Inc.     79,899,254     --------------------------------------------------------
  990,716 Viacom, Inc.--Class B1           51,269,553     TOTAL SHORT TERM INSTRUMENTS
   71,322 Visteon Corp.                     1,310,898       (Cost $6,484,990)                            6,483,258
  107,269 Vitesse Semiconductor Corp.1      2,256,940     --------------------------------------------------------
   54,434 Vulcan Materials Co.              2,925,828     TOTAL INVESTMENTS IN
   56,604 W.W. Grainger, Inc.               2,329,821     UNAFFILIATED ISSUERS
  118,064 Wachovia Corp.                    8,400,254       (Cost $5,479,508,056)                    6,092,571,183
2,469,677 Wal-Mart Stores, Inc.           120,520,238     --------------------------------------------------------
  562,066 Walgreen Co.                     19,194,554     INVESTMENTS IN AFFILIATED
1,148,847 Walt Disney Co.                  33,190,190     INVESTMENT COMPANIES
  484,456 Washington Mutual, Inc.          18,191,323
  340,758 Waste Management, Inc.           10,502,162     SHORT TERM INSTRUMENTS (1.61%)
   55,789 Watson Pharmaceuticals1           3,438,834     99,929,307  Cash Management Fund
   36,192 Wellpoint Health Networks, Inc.1  3,410,734                 Institutional                     99,929,307
  943,356 Wells Fargo Co.                  43,800,019     --------------------------------------------------------
   61,928 Wendy's International, Inc.       1,581,641     TOTAL INVESTMENTS IN AFFILIATED
   54,998 Westvaco Corp.                    1,335,901     INVESTMENT COMPANIES
  124,107 Weyerhaeuser Co.                  6,822,162       (Cost $99,929,307)                          99,929,307
   42,367 Whirlpool Corp.                   2,647,938     --------------------------------------------------------
   64,995 Willamette Industries, Inc.       3,217,253     TOTAL INVESTMENTS
  269,977 Williams Cos., Inc.               8,895,742       (Cost $5,579,437,363)        99.99%      6,192,500,490
   75,785 Winn Dixie Stores, Inc.           1,980,262
  121,700 Wm. Wrigley, Jr. Co.              5,701,645     OTHER ASSETS IN EXCESS
1,593,838 WorldCom, Inc.1                  22,632,500     OF LIABILITIES
   46,329 Worthington Industries, Inc.        630,074                                      .01             363,203
  184,076 Xcel Energy, Inc.                 5,236,962     --------------------------------------------------------
  359,878 Xerox Corp.                       3,444,032     NET ASSETS                    100.00%     $6,192,863,693
  183,494 Xilinx, Inc.1                     7,567,293     ========================================================
  304,098 Yahoo!, Inc.1                     6,078,919
   50,500 Zions Bancorporation              2,979,500     1 Non-income-producing security for the six months ended
-----------------------------------------------------       June 30, 2001.
TOTAL COMMON STOCK                                        2 Held as collateral for futures contracts.
  (Cost $5,473,023,066)                $6,086,087,925
-----------------------------------------------------
                                                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES

EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

ASSETS

   Investments in unaffiliated issuers, at value (cost $5,479,508,056)         $ 6,092,571,183
   Investments in affiliated investment companies, at value (cost $99,929,307)      99,929,307
                                                                               ---------------
Total investments, at value                                                      6,192,500,490
   Dividend and interest receivable                                                  4,889,300
   Variation margin receivable for futures contracts                                   402,153
   Receivable for shares of beneficial interest subscribed                             983,517
   Receivable for securities sold                                                      452,744
   Prepaid expenses and other                                                              260
                                                                               ---------------
Total assets                                                                     6,199,228,464
                                                                               ---------------

LIABILITIES

   Due to adviser                                                                      265,601
   Payable for securities purchased                                                  6,044,571
   Payable for shares of beneficial interest redeemed                                    7,737
   Accrued expenses and other                                                           46,862
                                                                               ---------------
Total liabilities                                                                    6,364,771
                                                                               ---------------
Net assets                                                                     $ 6,192,863,693
                                                                               ===============

COMPOSITION OF NET ASSETS

   Paid-in capital                                                             $ 5,581,271,908
   Net unrealized appreciation on investments and futures contracts                611,591,785
                                                                               ---------------
Net assets                                                                     $ 6,192,863,693
                                                                               ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS


EQUITY 500 INDEX PORTFOLIO

FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)



INVESTMENT INCOME

   Dividends from unaffiliated issuers (net of foreign taxes withheld of $236,248)  $   38,033,061
   Dividends from affiliated investment companies                                        2,448,909
   Interest                                                                                224,839
                                                                                    --------------
Total investment income                                                                 40,706,809
                                                                                    --------------

EXPENSES

   Advisory fees                                                                         1,554,131
   Professional fees                                                                        30,594
   Trustees fees                                                                             4,293
   Miscellaneous                                                                            16,037
                                                                                    --------------
Net expenses                                                                             1,605,055
                                                                                    --------------
Net investment income                                                                   39,101,754
                                                                                    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FUTURES CONTRACTS

   Net realized gain from investment transactions                                      230,284,097
   Net realized loss from futures transactions                                          (1,988,827)
   Net change in unrealized appreciation/depreciation on investments and
      futures contracts                                                               (677,980,833)
                                                                                    --------------
Net realized and unrealized loss on investments and futures contracts                 (449,685,563)
                                                                                    --------------
Net decrease in net assets from operations                                          $ (410,583,809)
                                                                                    ==============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS


EQUITY 500 INDEX PORTFOLIO


                                                       FOR THE SIX            FOR THE
                                                      MONTHS ENDED         YEAR ENDED
                                                    JUNE 30, 20011  DECEMBER 31, 2000
                                                   -----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS

  Net investment income                            $    39,101,754    $    88,784,453
   Net realized gain from investment and
      futures transactions                             228,295,270      1,092,025,319
   Net change in unrealized appreciation/depre-
      ciation on investments and futures contracts    (677,980,833)    (1,858,819,425)
                                                   -----------------------------------
Net decrease in net assets from operations            (410,583,809)      (678,009,653)
                                                   -----------------------------------

CAPITAL TRANSACTIONS IN SHARES
OF BENEFICIAL INTEREST

  Proceeds from capital invested                     1,161,091,842      4,604,825,079
  Value of capital withdrawn                        (1,646,395,488)    (5,003,161,160)
                                                   -----------------------------------
Net decrease in net assets from capital
   transactions in shares of beneficial interest      (485,303,646)      (398,336,081)
                                                   -----------------------------------
Total decrease in net assets                          (895,887,455)    (1,076,345,734)

NET ASSETS

Beginning of period                                  7,088,751,148      8,165,096,882
                                                   -----------------------------------
End of period                                      $ 6,192,863,693    $ 7,088,751,148
                                                   ===================================


1 Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

FINANCIAL
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


EQUITY 500 INDEX PORTFOLIO


                                 FOR THE
                              SIX MONTHS
                           ENDED JUNE 30,           -------------------YEARS ENDED DECEMBER 31,------------------
                           ----------------------------------------------------------------------------------------
                                    20011          2000           1999           1998           1997           1996
                           ----------------------------------------------------------------------------------------
SUPPLEMENTAL
DATA AND RATIOS:

Net assets, end of period
   (000s omitted)             $6,192,864     $7,088,751     $8,165,097     $5,200,504     $2,803,086     $1,925,224
Ratios to average net assets:
   Net investment income            1.232          1.18           1.35           1.50           1.76           2.20
   Expenses after waivers
      and/or reimbursements          .052           .063           .08            .084           .08            .10
   Expenses before waivers
      and/or reimbursements.          052           .06            .08            .10            .15            .15
Portfolio turnover rate                5             28             13              4             19             15


1 Unaudited.
2 Annualized.
3 Effective March 15, 2000, Deutsche Bank contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.
4 Effective May 6, 1998, Deutsche Bank contractually agreed to limit its fees from the portfolio to the lesser of 0.05% or the amount that brings the total annual operating expenses up to 0.08% of the portfolio's average daily net assets.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements

EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)


(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          A. ORGANIZATION - The Equity 500 Index Portfolio (the Portfolio), is registered under the Investment Company Act of 1940 (the Act), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991, as an unincorporated trust under the laws of New York and began operations on December 31, 1992.

          B. VALUATION OF SECURITIES - The Portfolio's investments listed or traded on national stock exchanges or other domestic or foreign exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Portfolio assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

          C. SECURITIES TRANSACTIONS AND INTEREST INCOME - Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

38

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)


          All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

          D. FUTURES CONTRACTS - The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio until the contracts are closed. The Portfolio's investment in financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

          Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

          E. FEDERAL INCOME TAXES - The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision in the financial statements is required.

          F. ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)


(2) FEES AND TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Effective April 30, 2001, the Portfolio has entered into an advisory agreement with Deutsche Asset Management, Inc. (DeAM, Inc.). Under this agreement, the Portfolio pays DeAM, Inc. a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets. Prior to April 30, 2001, Bankers Trust served as the investment adviser to the Portfolio under the same fee structure.

          During the period, the Portfolio had entered into an administrative and services agreement with Bankers Trust Company (Bankers Trust), an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided at no additional fee. Effective July 1, 2001, the administrator was changed to Investment Company Capital Corp.

          The Portfolio may invest in Cash Management Fund Institutional (Cash Management), an open-end management investment company. Effective May 1, 2001, Cash Management is being managed by DeAM, Inc. Prior to May 1, 2001, Cash Management was managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by DeAM, Inc.

40

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)


(3) LINE OF CREDIT AGREEMENT
--------------------------------------------------------------------------------

          The Portfolio is a participant with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2001.


(4) PURCHASES AND SALES OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

          The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2001, were $350,643,358 and $712,922,698, respectively.

          For federal income tax purposes, the tax basis of investments held at June 30, 2001, was $5,579,437,363.

          The aggregate gross unrealized appreciation for all investments of June 30, 2001, was $1,316,606,161, and the aggregate gross unrealized depreciation for all investments was $703,543,034.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements

EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)


(5) FUTURES CONTRACTS
--------------------------------------------------------------------------------

          A summary of obligations under these financial instruments at June 30, 2001, is as follows:


          TYPE OF                                                           UNREALIZED
          FUTURE        EXPIRATION   CONTRACTS   POSITION   MARKET VALUE   DEPRECIATION
          -----------------------------------------------------------------------------

          S&P 500 Index    Sept.
          Futures          2001         327        Long     $100,691,475   $(1,471,341)


          At June 30, 2001, the Portfolio segregated securities with a value of approximately $6,483,258 to cover margin requirements on open futures contracts.

42

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                   DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               David G. Peebles
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D
                               Richard A. Zucker

         INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER   9800 Fredericksburg Road
             AND DISTRIBUTOR   San Antonio, Texas 78288

              TRANSFER AGENT   USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

               LEGAL COUNSEL   Goodwin Procter LLP
                               Exchange Place
                               Boston, Massachusetts 02109

                   CUSTODIAN   State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

        INDEPENDENT AUDITORS   KPMG LLP
                               112 East Pecan, Suite 2400
                               San Antonio, Texas 78205

                   TELEPHONE   Call toll free - Central Time
            ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
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              FOR ADDITIONAL   1-800-531-8181, (in San Antonio) 456-7200
           INFORMATION ABOUT   For account servicing, exchanges,
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                 MUTUAL FUND   (from touch-tone phones only)
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             INTERNET ACCESS   USAA.COM


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